U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 13F
                           COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment [  ]: Amendment Number
     This Amendment (check only one):   [  ]  is a restatement.
                   	                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EquiTrust Investment Management Services, Inc.
Address:  5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:    28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Dennis M. Marker
Title:    Chief Compliance Officer
Phone:    (515) 225-5522

Signature, Place and Date of Signing:

/s/ Dennis M. Marker     West Des Moines, IA      8/14/2008
Signature                City, State              Date

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in the report.
[  ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATIONS REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:          None
                            FORM 13F
                          SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 220
Form 13F Information Table Value Total: $599,037

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                     FORM 13F
                                                                             Item 6:Inv Discretion
               Item 1:                Item 2:   Item 3:   Item 4:  Item 5: (a)Sole(b)Shared(c)Shared Item 7:     Item 8:
                                       Title               Total                   as def.  Other            Voting Auth (Shares)
           Name of Issuer             of Class   Cusip   Mktvalue  Shares          Instr.V           Mgrs   (a)Sole(b)Share(c)None
AT&T INC                             COM       00206R102     3,957  117,446   x                              x
ABBOTT LABORATORIES                  COM       002824100     5,178   97,753   x                              x
ABITIBIBOWATER INC                   COM       003687100       279   29,950   x                              x
ADAMS EXPRESS COMPANY                MF        006212104     1,560  131,619   x                              x
ADOBE SYSTEMS INC                    COM       00724F101       906   23,000   x                              x
AGILENT TECHNOLOGIES INC             COM       00846U101       683   19,210   x                              x
ALCOA INC                            COM       013817101     1,774   49,792   x                              x
ALLSTATE CORP                        COM       020002101     1,009   22,130   x                              x
ALTRIA GROUP INC                     COM       02209S103     1,666   81,013   x                              x
AMERICAN EXPRESS COMPANY             COM       025816109     3,355   89,065   x                              x
AMERICAN INT'L GROUP INC             COM       026874107     2,635   99,602   x                              x
AMERIPRISE FINANCIAL INC             COM       03076C106       700   17,222   x                              x
AMGEN INC                            COM       031162100     2,388   50,627   x                              x
ANADARKO PETROLEUM CORP              COM       032511107     2,591   34,615   x                              x
ANHEUSER-BUSCH COS                   COM       035229103     3,515   56,580   x                              x
APACHE CORP                          COM       037411105     3,226   23,210   x                              x
APPLIED MATERIALS INC.               COM       038222105       744   38,970   x                              x
ATMOS ENERGY                         COM       049560105     1,824   66,147   x                              x
BP PLC                               COM       055622104     1,838   26,415   x                              x
BAKER HUGHES INC                     COM       057224107     2,182   24,980   x                              x
BANK OF AMERICA                      COM       060505104     3,262  136,658   x                              x
BANK OF AMERICA                      PFD       060505831     1,200   60,000   x                              x
BANK OF NEW YORK MELLON CORP         COM       064058100     2,412   63,760   x                              x
BARCLAYS BANK PLC                    PFD       06738C794     1,233   16,368   x                              x
BARRICK GOLD CORP                    COM       067901108     6,597  144,981   x                              x
BECTON DICKINSON & CO.               COM       075887109     2,751   33,835   x                              x
BED BATH & BEYOND INC                COM       075896100       507   18,050   x                              x
BLACKROCK PROVIDENT T-FUND           MF        09248U718     9,2159,214,945   x                              x
BOEING COMPANY                       COM       097023105     2,907   44,238   x                              x
BRISTOL-MYERS SQUIBB CO              COM       110122108     1,352   65,847   x                              x
BUCKEYE PARTNERS                     COM       118230101       851   19,900   x                              x
CBS CORP                             COM       124857202       387   19,874   x                              x
CIT GROUP INC                        PFD       125581306       519   10,000   x                              x
CMS ENERGY CORP                      COM       125896100       978   65,650   x                              x
CATERPILLAR INC                      COM       149123101     3,402   46,088   x                              x
CHEVRON CORP                         COM       166764100     8,894   89,718   x                              x
CISCO SYSTEMS INC                    COM       17275R102     5,799  249,310   x                              x
CINTAS CORP                          COM       172908105     1,626   61,350   x                              x
CITIGROUP INC                        COM       172967101     2,577  153,759   x                              x
COCA-COLA COMPANY                    COM       191216100     4,902   94,303   x                              x
COCA-COLA FEMSA SAB-SP ADR           COM       191241108       575   10,200   x                              x
COLGATE PALMOLIVE CO                 COM       194162103     2,490   36,030   x                              x
COMCAST CORP                         COM       20030N101     2,289  120,640   x                              x
CONOCOPHILLIPS                       COM       20825C104     4,548   48,178   x                              x
DANAHER CORP                         COM       235851102       510    6,600   x                              x
DARLING INTERNATIONAL INC            COM       237266101     1,649   99,810   x                              x
DELL INC                             COM       24702R101     1,118   51,098   x                              x
DEVON ENERGY CORP                    COM       25179M103     1,163    9,680   x                              x
DIAGEO PLC-SPONSORED ADR             COM       25243Q205       827   11,200   x                              x
DISNEY (WALT) COMPANY                COM       254687106     1,852   59,354   x                              x
DONNELLEY (R.R.) & SONS CO           COM       257867101     1,082   36,455   x                              x
DOW CHEMICAL                         COM       260543103     1,855   53,128   x                              x
DR PEPPER SNAPPLE GROUP              COM       26138E109       697   33,200   x                              x
DU PONT (E.I.) DE NEMOURS            COM       263534109     4,239   98,824   x                              x
EMC CORP                             COM       268648102     3,573  243,258   x                              x
EMC INSURANCE GROUP INC              COM       268664109     2,441  101,384   x                              x
EBAY INC                             COM       278642103     1,439   52,665   x                              x
EMBARQ CORP                          COM       29078E105     1,428   30,200   x                              x
EMERSON ELECTRIC                     COM       291011104       608   12,300   x                              x
ENBRIDGE ENERGY PARTNERS             COM       29250R106       976   19,400   x                              x
ENTERGY MISSISSISPPI INC             PFD       29364N850     1,283   50,000   x                              x
EQUITRUST SERIES FUND, INC           MF        294937701     1,822  126,991   x                              x
EQUITRUST SERIES FUND, INC           MF        294937800       246   24,522   x                              x
EQUITRUST SERIES FUND, INC           MF        294937867     2,4112,411,336   x                              x
EQUITRUST SERIES FUND, INC           MF        294937875       160   11,239   x                              x
EQUITRUST SERIES FUND, INC           MF        294937883     1,026  114,684   x                              x
EQUITRUST MONEY MARKET FUND          MF        294938105       904  904,127   x                              x
EVERGREEN INST TREAS MMKT-IV         MF        299920439        25   25,107   x                              x
EXCEL TECHNOLOGY INC                 COM       30067T103       400   17,900   x                              x
EXELON CORP                          COM       30161N101     3,565   39,633   x                              x
EXTERRAN HOLDING INC                 COM       30225X103       822   11,500   x                              x
EXXON MOBIL CORPORATION              COM       30231G102    10,081  114,389   x                              x
FEDERAL NATIONAL MTG ASSN            COM       313586109       453   23,196   x                              x
FEDERAL NATIONAL MTG ASSN            PFD       313586794     2,122   45,000   x                              x
FEDERAL SIGNAL CORP                  COM       313855108     1,040   86,700   x                              x
ARTHUR J GALLAGHER & CO              COM       363576109     1,329   55,130   x                              x
GENENTECH INC                        COM       368710406       886   11,675   x                              x
GENERAL ELECTRIC COMPANY             COM       369604103    13,193  494,320   x                              x
GENERAL MOTORS CORPORATION           COM       370442105       309   26,904   x                              x
GENUINE PARTS CO                     COM       372460105       849   21,400   x                              x
GENWORTH FINANCIAL INC               PFD       37247D403       965   20,000   x                              x
H & Q LIFE SCIENCES                  MF        404053100     1,346  117,829   x                              x
HELMERICH & PAYNE                    COM       423452101     2,181   30,280   x                              x
HEWLETT-PACKARD CO.                  COM       428236103     3,670   83,017   x                              x
HONEYWELL INTERNATIONAL INC          COM       438516106     6,405  127,386   x                              x
ITT CORP                             COM       450911102     2,969   46,880   x                              x
ILLINOIS TOOL WORKS                  COM       452308109     2,130   44,840   x                              x
INTEL CORP                           COM       458140100     3,325  154,792   x                              x
INTEGRYS ENERGY                      COM       45822P105     2,425   47,700   x                              x
INT'L BUSINESS MACHINES CORP         COM       459200101     2,832   23,893   x                              x
INTERSTATE P&L CO                    PFD       461070872     4,837  178,700   x                              x
INTUIT INC                           COM       461202103       786   28,525   x                              x
ISHARES                              COM       464286848       631   50,600   x                              x
ISHARES                              MF        464287101     3,493   60,080   x                              x
ISHARES                              MF        464287200       223    1,740   x                              x
ISHARES                              MF        464287234     4,642   34,205   x                              x
ISHARES                              MF        464287309     2,173   34,043   x                              x
ISHARES                              MF        464287465     8,300  120,870   x                              x
ISHARES                              MF        464287473     1,001    7,778   x                              x
ISHARES                              MF        464287481     1,059   10,007   x                              x
ISHARES                              MF        464287564     2,251   29,960   x                              x
ISHARES                              MF        464287598    11,354  164,437   x                              x
ISHARES                              MF        464287614     9,304  168,425   x                              x
ISHARES                              MF        464287630     7,673  120,415   x                              x
ISHARES                              MF        464287648     6,643   87,220   x                              x
ISHARES                              MF        464287879     1,028   16,149   x                              x
ISHARES                              MF        464288422       226    5,780   x                              x
ISHARES                              MF        464288869       227    5,099   x                              x
JDS UNIPHASE CORP                    COM       46612J507       325   28,650   x                              x
JP MORGAN CHASE & CO                 COM       46625H100     2,613   76,160   x                              x
JP MORGAN CHASE & CO                 PFD       46625HHA1       938    1,000   x                              x
JANUS GROWTH & INCOME FUND           MF        471023200     1,856   57,787   x                              x
JOHNSON & JOHNSON                    COM       478160104    11,395  177,101   x                              x
JPMORGAN US TREAS PL MMK-AG          MF        4812C2$08    75,11275,112,10   x                              x
JPMORGAN US TREAS PL MMK-AG          MF        4812C2$J8    18,53618,535,96   x                              x
KV PHARMACEUTICAL CO - CLASS A       COM       482740206     1,011   52,300   x                              x
KIMBERLY-CLARK                       COM       494368103     3,011   50,370   x                              x
KINDER MORGAN MANAGEMENT LLC         COM       49455U100     2,268   42,117   x                              x
KRAFT FOODS INC                      COM       50075N104     2,673   93,965   x                              x
KROGER CO                            COM       501044101       750   25,985   x                              x
LILLY (ELI) & CO                     COM       532457108     1,355   29,359   x                              x
LINCOLN NATIONAL CORP                COM       534187109       816   18,000   x                              x
LOWE'S COMPANIES                     COM       548661107     1,058   51,010   x                              x
MBIA INC                             COM       55262C100        50   11,334   x                              x
MAGELLAN MIDSTREAM PRTNS             COM       559080106       794   22,300   x                              x
MCDONALDS CORPORATION                COM       580135101     4,069   72,369   x                              x
MEDTRONIC INC                        COM       585055106     2,533   48,945   x                              x
MERCK & CO INC                       COM       589331107     1,944   51,588   x                              x
MEREDITH CORP                        COM       589433101     1,007   35,600   x                              x
MERIDIAN GROWTH FUND INC             MF        589619105     1,637   48,729   x                              x
METLIFE INC                          COM       59156R108     1,917   36,330   x                              x
METLIFE INC                          PFD       59156R504     1,107   60,000   x                              x
MICROSOFT CORP                       COM       594918104     8,267  300,514   x                              x
MOTOROLA INC                         COM       620076109       445   60,584   x                              x
MYLAN INC                            COM       628530107     1,317  109,125   x                              x
NATIONAL CITY CORP                   COM       635405103       143   30,055   x                              x
NEW YORK COMMUNITY BANCORP           COM       649445103     2,099  117,655   x                              x
NEWMONT MINING CORP                  COM       651639106     2,722   52,195   x                              x
NEWS CORP INC                        COM       65248E104       609   40,485   x                              x
NEWS CORP INC                        COM       65248E203       712   46,400   x                              x
NORTHERN INSTL                       MF        665278$PW       155  155,437   x                              x
NORTHERN INSTL                       MF        665278107     1,5031,502,898   x                              x
NOVARTIS AG-ADR                      COM       66987V109     1,586   28,820   x                              x
OCCIDENTAL PETROLEUM CO              COM       674599105     4,527   50,375   x                              x
OLD REPUBLIC INTERNATIONAL           COM       680223104       527   44,500   x                              x
ORACLE CORPORATION                   COM       68389X105     4,673  222,511   x                              x
PNC FINANCIAL SERVICES               PFD       693475AJ4     7,983    8,000   x                              x
PAYCHEX INC                          COM       704326107       757   24,200   x                              x
PEPSICO INC                          COM       713448108     4,078   64,135   x                              x
PFIZER INC                           COM       717081103     6,344  363,115   x                              x
PHILIP MORRIS INTL INC               COM       718172109     4,001   81,013   x                              x
PINNACLE WEST CAPITAL                COM       723484101     1,708   55,515   x                              x
POWERSHARES ZACKS MICRO CAP          MF        73935X740       647   50,724   x                              x
PRESTON CORP                         DEB CONV  741130AA6       230  247,000   x                              x
T ROWE PRICE GROWTH STOCK FUND       MF        741479109     1,937   63,917   x                              x
PRINCIPAL FINANCIAL GROUP            PFD       74251V201     9,641  100,000   x                              x
PRINCIPAL FINANCIAL GROUP            PFD       74251V300     4,810  200,000   x                              x
PROCTER AND GAMBLE CO.               COM       742718109     7,886  129,688   x                              x
PROTECTIVE LIFE                      COM       743674103       742   19,500   x                              x
QUALCOMM INC                         COM       747525103       434    9,785   x                              x
QUEST DIAGNOSTIC INC                 COM       74834L100     1,672   34,500   x                              x
REGIONS TREASURY MONEY MARKET        MF        75913Q878        51   51,160   x                              x
ROWAN COMPANIES INC                  COM       779382100     2,153   46,055   x                              x
SG PREFERRED CAPITAL II              PFD       784210304     2,437    2,500   x                              x
SLM CORP                             COM       78442P106       323   16,700   x                              x
STANDARD AND POORS 500 INDEX         COM       78462F103     5,150   40,240   x                              x
SPDR DJ WILSHIRE INTL                MF        78463X863       554   11,809   x                              x
SCHERING-PLOUGH                      COM       806605101     1,194   60,625   x                              x
SIGMA DESIGNS INC                    COM       826565103       542   39,000   x                              x
SOUTHERN CALIFORNIA EDISON           PFD       842400749       484    5,000   x                              x
SOUTHERN CALIFORNIA EDISON           PFD       842400756     1,462   15,000   x                              x
SOUTHERN CO                          COM       842587107     1,218   34,894   x                              x
SOVEREIGN CAPITAL TR V               PFD       84604V204       755   40,000   x                              x
SPRINT NEXTEL CORP                   COM       852061100     1,351  142,207   x                              x
STATE STREET CORP                    COM       857477103       365    5,700   x                              x
STRYKER CORP                         COM       863667101     1,591   25,295   x                              x
SYMANTEC CORP                        COM       871503108     1,230   63,585   x                              x
SYSCO CORP                           COM       871829107     1,447   52,585   x                              x
TARGET CORP                          COM       87612E106     2,822   60,710   x                              x
TEVA PHARMACEUTICAL-SP ADR           COM       881624209     2,843   62,079   x                              x
TEXAS INSTRUMENT                     COM       882508104     1,134   40,254   x                              x
THERMO FISHER SCIENTIFIC INC         COM       883556102     2,682   48,130   x                              x
3M CO                                COM       88579Y101     6,522   93,723   x                              x
TIME WARNER INC                      COM       887317105     2,121  143,314   x                              x
TORTOISE ENERGY CAPITAL CORP         COM       89147U100     2,195   86,946   x                              x
U S BANCORP                          COM       902973304     1,106   39,652   x                              x
UNION PACIFIC CORP                   COM       907818108       529    7,010   x                              x
UNITED PARCEL SERVICE -CL B          COM       911312106     1,415   23,015   x                              x
UNITED TECHNOLOGIES CORP.            COM       913017109     4,062   65,832   x                              x
USB CAPITAL IX                       PFD       91731KAA8     1,5202,000,000   x                              x
VALERO ENERGY CORP                   COM       91913Y100     1,314   31,900   x                              x
VANGUARD EXPLORER FUND               MF        921926200     1,310   21,863   x                              x
VANGUARD                             MF        921943858     1,042   24,272   x                              x
VANGUARD WINDSOR II                  MF        922018304     2,073   44,115   x                              x
VANGUARD GNMA FUND - INV             MF        922031307       142   13,872   x                              x
VANGUARD EMERGING MKT                MF        922042841     2,037   52,869   x                              x
VANGUARD EMERGING MKT                MF        922042858     2,967   63,394   x                              x
VASCO DATA SECURITY INTL             COM       92230Y104       409   38,800   x                              x
VANGUARD                             MF        922908553     1,146   19,609   x                              x
VANGUARD                             MF        922908595     1,007   15,088   x                              x
VERIZON COMMUNICATIONS               COM       92343V104     3,626  102,426   x                              x
VIACOM INC                           COM       92553P201       607   19,874   x                              x
WACHOVIA PFD FUNDING                 PFD       92977V206       689   36,000   x                              x
WACHOVIA CORP                        COM       929903102     1,222   78,675   x                              x
WAL-MART STORES                      COM       931142103     7,624  135,662   x                              x
WALGREEN CO                          COM       931422109     1,693   52,075   x                              x
WASATCH SMALL CAP GROWTH FD          MF        936772102     1,401   48,652   x                              x
WASTE MANAGEMENT INC                 COM       94106L109     1,388   36,800   x                              x
WELLPOINT INC                        COM       94973V107       850   17,840   x                              x
WELLS FARGO CO                       COM       949746101     1,525   64,210   x                              x
WEYERHAEUSER CO                      COM       962166104     2,728   53,351   x                              x
WISDOMTREE INTL                      MF        97717W760       577   10,213   x                              x
WYETH                                COM       983024100     1,746   36,395   x                              x
XCEL ENERGY INC                      COM       98389B100     1,626   81,030   x                              x
ZIMMER HOLDINGS INC                  COM       98956P102     1,473   21,650   x                              x
HELEN OF TROY LTD                    COM       G4388N106       811   50,300   x                              x
INGERSOLL-RAND CO-A                  COM       G4776G101     2,594   69,310   x                              x
NOBLE CORP                           COM       G65422100     1,346   20,715   x                              x
TRANSOCEAN INC                       COM       G90073100       930    6,100   x                              x
WEATHERFORD INTL INC                 COM       G95089101     3,181   64,140   x                              x
                                                           599,037